Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000103373_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.01%
C000103373_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.91%
C000103373_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.75%
C000203457_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	30.42%
C000203457_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.32%
C000203457_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.28%
C000103368_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.01%
C000103368_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.91%
C000103368_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.75%
C000170037_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	30.42%
C000170037_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.32%
C000170037_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.87%
C000170033_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	30.42%
C000170033_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.32%
C000170033_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.87%
C000177589_3_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.01%
C000177589_3_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.91%
C000177589_3_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.25%
C000177585_3_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	30.42%
C000177585_3_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.32%
C000177585_3_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.57%
C000103373_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	44.56%
C000103373_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.86%
C000103373_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.12%
C000103373_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	44.41%
C000103373_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.75%
C000103373_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.98%
C000203457_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	30.60%
C000203457_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.84%
C000203457_NoLoadClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	17.18%
C000203457_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	30.63%
C000203457_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.82%
C000203457_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.18%
C000103368_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.79%
C000103368_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.71%
C000103368_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.57%
C000103368_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.78%
C000103368_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.72%
C000103368_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.58%
C000170037_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.21%
C000170037_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.27%
C000170037_NoLoadClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.04%
C000170037_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.25%
C000170037_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.29%
C000170037_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.04%
C000170033_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	30.59%
C000170033_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.79%
C000170033_NoLoadClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	18.10%
C000170033_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	30.63%
C000170033_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.82%
C000170033_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.15%
C000177589_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	43.17%
C000177589_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.65%
C000177589_NoLoadClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.66%
C000177589_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	43.01%
C000177589_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.54%
C000177589_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.56%
C000177589_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	44.75%
C000177589_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent
C000177589_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent
C000177589_2_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	44.41%
C000177589_2_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.75%
C000177589_2_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.68%
C000177585_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	33.48%
C000177585_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.02%
C000177585_NoLoadClassMember_2025-05-01_2026-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.83%
C000177585_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	33.50%
C000177585_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.01%
C000177585_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.79%
C000177585_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	34.47%
C000177585_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent
C000177585_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent
C000177585_2_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.78%
C000177585_2_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.72%
C000177585_2_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.06%